Fees and Expenses	Sep. 29, 2025
Kurv Yield Premium Strategy Amazon (AMZN) ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fund Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the YP Amazon Fund (“Shares”). Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Expenses Restated to Reflect Current [Text]	Other expenses are restated to reflect current fees and include Acquired Fund Fees and Expenses which are estimated to be under 0.005% of Fund assets.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Management Fee	1.15%
Distribution and/or Service (12b-1) Fees	None
Other Expenses(1)	0.04%
Total Annual Fund Operating Expenses	1.19%
Fee Waiver(2)	(0.20%)
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement	0.99%

(1)	Other expenses are restated to reflect current fees and include Acquired Fund Fees and Expenses which are estimated to be under 0.005% of Fund assets.
(2)	The YP Amazon Fund’s adviser has contractually agreed to limit the Fund’s current operating expenses until September 30, 2026, so that the Total Annual Operating Expenses After Fee Waiver and Reimbursement (excluding: (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) borrowing costs (such as interest and dividend expense on securities sold short); (v) taxes; and (vi) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of fund service providers (other than the adviser)) will not exceed 0.99%, of average daily net assets (“Operating Expenses Limitation Agreement”). These fee waivers and expense reimbursements are subject to possible recoupment from the YP Amazon Fund within the three years after the fees have been waived or reimbursed, if such recoupment can be achieved within the lesser of the foregoing expense limits or the expense limits in place at the time of recoupment. This Operating Expenses Limitation Agreement may be terminated only by the Board of Trustees on 60 days’ written notice to the YP Amazon Fund’s adviser, Kurv Investment Management LLC.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the YP Amazon Fund with the cost of investing in mutual funds and other exchange traded funds.

The Example assumes that you invest $10,000 in the YP Amazon Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the YP Amazon Fund’s operating expenses remain the same (including the effect of the Operating Expenses Limitation Agreement through September 30, 2026). The figures shown would be the same whether or not you sold your Shares at the end of each period.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
1 Year	3 Years	5 Years	10 Years
$101	$358	$635	$1,424

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The YP Amazon Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the YP Amazon Fund’s performance. For the fiscal year ended May 31, 2025, the YP Amazon Fund’s portfolio turnover rate, excluding in-kind transactions, was 0%.

Portfolio Turnover, Rate	none
Kurv Yield Premium Strategy Google (GOOGL) ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fund Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the YP Google Fund (“Shares”). Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Expenses Restated to Reflect Current [Text]	Other expenses are restated to reflect current fees and include Acquired Fund Fees and Expenses which are estimated to be under 0.005% of Fund assets.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Management Fee	1.15%
Distribution and/or Service (12b-1) Fees	None
Other Expenses(1)	0.00%
Total Annual Fund Operating Expenses	1.15%
Fee Waiver(2)	(0.16%)
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement	0.99%

(1)	Other expenses are restated to reflect current fees and include Acquired Fund Fees and Expenses which are estimated to be under 0.005% of Fund assets.
(2)	The YP Google Fund’s adviser has contractually agreed to limit the Fund’s current operating expenses of the YP Google Fund until September 30, 2026, so that the Total Annual Operating Expenses After Fee Waiver and Reimbursement (excluding: (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) borrowing costs (such as interest and dividend expense on securities sold short); (v) taxes; and (vi) extraordinary expenses, such as litigation expenses (which may include indemnification of the YP Google Fund officers and Trustees, contractual indemnification of the YP Google Fund service providers (other than the adviser)) will not exceed 0.99%, of average daily net assets (“Operating Expenses Limitation Agreement”). These fee waivers and expense reimbursements are subject to possible recoupment from the YP Google Fund within the three years after the fees have been waived or reimbursed, if such recoupment can be achieved within the lesser of the foregoing expense limits or the expense limits in place at the time of recoupment. This Operating Expenses Limitation Agreement may be terminated only by the Board of Trustees on 60 days’ written notice to the YP Google Fund’s adviser, Kurv Investment Management LLC.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the YP Google Fund with the cost of investing in mutual funds and other exchange traded funds.

The Example assumes that you invest $10,000 in the YP Google Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the YP Google Fund’s operating expenses remain the same (including the effect of the Operating Expenses Limitation Agreement through September 30, 2026). The figures shown would be the same whether or not you sold your Shares at the end of each period.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
1 Year	3 Years	5 Years	10 Years
$101	$349	$617	$1,382

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The YP Google Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the YP Google Fund’s performance. For the fiscal year ended May 31, 2025, the YP Google Fund’s portfolio turnover rate, excluding in-kind transactions, was 0%.

Portfolio Turnover, Rate	none
Kurv Yield Premium Strategy Microsoft (MSFT) ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fund Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the YP Microsoft Fund (“Shares”). Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Expenses Restated to Reflect Current [Text]	Other expenses are restated to reflect current fees and include Acquired Fund Fees and Expenses which are estimated to be under 0.005% of Fund assets.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Management Fee	1.15%
Distribution and/or Service (12b-1) Fees	None
Other Expenses(1)	0.08%
Total Annual Fund Operating Expenses	1.23%
Fee Waiver(2)	(0.24)%
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement	0.99%

(1)	Other expenses are restated to reflect current fees and include Acquired Fund Fees and Expenses which are estimated to be under 0.005% of Fund assets.
(2)	The YP Microsoft Fund’s adviser has contractually agreed to limit the Fund’s current operating expenses of the YP Microsoft Fund until September 30, 2026, so that the Total Annual Operating Expenses After Fee Waiver and Reimbursement (excluding: (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) borrowing costs (such as interest and dividend expense on securities sold short); (v) taxes; and (vi) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of the YP Microsoft Fund service providers (other than the adviser)) will not exceed 0.99%, of average daily net assets (“Operating Expenses Limitation Agreement”). These fee waivers and expense reimbursements are subject to possible recoupment from the YP Microsoft Fund within the three years after the fees have been waived or reimbursed, if such recoupment can be achieved within the lesser of the foregoing expense limits or the expense limits in place at the time of recoupment. This Operating Expenses Limitation Agreement may be terminated only by the Board of Trustees on 60 days’ written notice to the YP Microsoft Fund’s adviser, Kurv Investment Management LLC.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the YP Microsoft Fund with the cost of investing in mutual funds and other exchange traded funds.

The Example assumes that you invest $10,000 in the YP Microsoft Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the YP Microsoft Fund’s operating expenses remain the same (including the effect of the Operating Expenses Limitation Agreement through September 30, 2026). The figures shown would be the same whether or not you sold your Shares at the end of each period.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
1 Year	3 Years	5 Years	10 Years
$101	$367	$652	$1,466

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The YP Microsoft Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the YP Microsoft Fund’s performance. For the fiscal year ended May 31, 2025, the YP Microsoft Fund’s portfolio turnover rate, excluding in-kind transactions, was 0%.

Portfolio Turnover, Rate	none
Kurv Yield Premium Strategy Netflix (NFLX) ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fund Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the YP Netflix Fund (“Shares”). Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Expenses Restated to Reflect Current [Text]	Other expenses are restated to reflect current fees and include Acquired Fund Fees and Expenses which are estimated to be under 0.005% of Fund assets.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Management Fee	1.15%
Distribution and/or Service (12b-1) Fees	None
Other Expenses(1)	0.00%
Total Annual Fund Operating Expenses	1.15%
Fee Waiver(2)	(0.16%)
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement	0.99%

(1)	Other expenses are restated to reflect current fees and include Acquired Fund Fees and Expenses which are estimated to be under 0.005% of Fund assets.

(2)	The YP Netflix Fund’s adviser has contractually agreed to limit the Fund’s current operating expenses until September 30, 2026, so that the Total Annual Operating Expenses After Fee Waiver and Reimbursement (excluding: (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) borrowing costs (such as interest and dividend expense on securities sold short); (v) taxes; and (vi) extraordinary expenses, such as litigation expenses (which may include indemnification of the YP Netflix Fund officers and Trustees, contractual indemnification of the YP Netflix Fund service providers (other than the adviser)) will not exceed 0.99%, of average daily net assets (“Operating Expenses Limitation Agreement”). These fee waivers and expense reimbursements are subject to possible recoupment from the YP Netflix Fund within the three years after the fees have been waived or reimbursed, if such recoupment can be achieved within the lesser of the foregoing expense limits or the expense limits in place at the time of recoupment. This Operating Expenses Limitation Agreement may be terminated only by the Board of Trustees on 60 days’ written notice to the YP Netflix Fund’s adviser, Kurv Investment Management LLC.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the YP Netflix Fund with the cost of investing in mutual funds and other exchange traded funds.

The Example assumes that you invest $10,000 in the YP Netflix Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the YP Netflix Fund’s operating expenses remain the same (including the effect of the Operating Expenses Limitation Agreement through September 30, 2026). The figures shown would be the same whether or not you sold your Shares at the end of each period.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
1 Year	3 Years	5 Years	10 Years
$101	$349	$617	$1,382

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The YP Netflix Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the YP Netflix Fund’s performance. For the fiscal year ended May 31, 2025, the Fund’s portfolio turnover rate, excluding in-kind transactions, was 0%.

Portfolio Turnover, Rate	none
Kurv Yield Premium Strategy Tesla (TSLA) ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fund Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the YP Tesla Fund (“Shares”). Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Expenses Restated to Reflect Current [Text]	Other Expenses are restated to restated to reflect current fees.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	Total Annual Fund Operating Expenses do not correlate to the expense ratios in the YP Tesla Fund’s Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the YP Tesla Fund and exclude AFFE.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Management Fee	1.15%
Distribution and/or Service (12b-1) Fees	None
Other Expenses(1)	0.00%
Acquired Fund Fees and Expenses(2)	0.01%
Total Annual Fund Operating Expenses	1.16%
Fee Waiver(3)	(0.16%)
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement	1.00%

(1)	Other Expenses are restated to restated to reflect current fees.
(2)	Acquired Fund Fees and Expenses (“AFFE”) are the indirect costs of investing in other investment companies. Total Annual Fund Operating Expenses do not correlate to the expense ratios in the YP Tesla Fund’s Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the YP Tesla Fund and exclude AFFE.

(3)	The YP Tesla Fund’s adviser has contractually agreed to limit the Fund’s current operating expenses until September 30, 2026, so that the Total Annual Operating Expenses After Fee Waiver and Reimbursement (excluding: (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) borrowing costs (such as interest and dividend expense on securities sold short); (v) taxes; and (vi) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of the YP Tesla Fund service providers (other than the adviser)) will not exceed 0.99%, of average daily net assets (“Operating Expenses Limitation Agreement”). These fee waivers and expense reimbursements are subject to possible recoupment from the YP Tesla Fund within the three years after the fees have been waived or reimbursed, if such recoupment can be achieved within the lesser of the foregoing expense limits or the expense limits in place at the time of recoupment. This Operating Expenses Limitation Agreement may be terminated only by the Board of Trustees on 60 days’ written notice to the YP Tesla Fund’s adviser, Kurv Investment Management LLC.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the YP Tesla Fund with the cost of investing in mutual funds and other exchange traded funds.

The Example assumes that you invest $10,000 in the YP Tesla Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the YP Tesla Fund’s operating expenses remain the same (including the effect of the Operating Expenses Limitation Agreement through September 30, 2026). The figures shown would be the same whether or not you sold your Shares at the end of each period.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
1 Year	3 Years	5 Years	10 Years
$102	$353	$623	$1,393

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The YP Tesla Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the YP Tesla Fund’s performance. For the fiscal period year ended May 31, 2025, the Fund’s portfolio turnover rate, excluding in-kind transactions, was 96%.

Portfolio Turnover, Rate	96.00%
Kurv Yield Premium Strategy Apple (AAPL) ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fund Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Expenses Restated to Reflect Current [Text]	Other expenses are restated to reflect current fees and include Acquired Fund Fees and Expenses which are estimated to be under 0.005% of Fund assets.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]

Management Fee	1.15%
Distribution and/or Service (12b-1) Fees	None
Other Expenses(1)	0.00%
Total Annual Fund Operating Expenses	1.15%
Fee Waiver(2)	(0.16%)
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement	0.99%

(1)	Other expenses are restated to reflect current fees and include Acquired Fund Fees and Expenses which are estimated to be under 0.005% of Fund assets.

(2)	The Fund’s adviser has contractually agreed to limit the Fund’s current operating expenses until September 30, 2026, so that the Total Annual Operating Expenses After Fee Waiver and Reimbursement (excluding: (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) borrowing costs (such as interest and dividend expense on securities sold short); (v) taxes; and (vi) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the adviser)) will not exceed 0.99%, of average daily net assets (“Operating Expenses Limitation Agreement”). These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within the three years after the fees have been waived or reimbursed, if such recoupment can be achieved within the lesser of the foregoing expense limits or the expense limits in place at the time of recoupment. This Operating Expenses Limitation Agreement may be terminated only by the Board of Trustees on 60 days’ written notice to the Fund’s adviser, Kurv Investment Management LLC.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in mutual funds and other exchange traded funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (including the effect of the Operating Expenses Limitation Agreement through September 30, 2026). The figures shown would be the same whether or not you sold your Shares at the end of each period.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
1 Year	3 Years	5 Years	10 Years
$163	$349	$617	$1,382

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal year ended May 31, 2025, the Fund’s portfolio turnover rate, excluding in-kind transactions, was 0%.

Portfolio Turnover, Rate	none
Kurv Technology Titans Select ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fund Fees And Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Expenses Restated to Reflect Current [Text]	Other Expenses have been restated to reflect current fees.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]

Management Fee	0.99%
Distribution and/or Service (12b-1) Fees	None
Other Expenses(1)	0.06%
Acquired Fund Fees and Expenses(2)	0.07%
Total Annual Fund Operating Expenses	1.12%
Fee Waiver(3)	(0.13%)
Total Annual Fund Operating Expenses After Fee Waivers and Reimbursements	0.99%

(1)	Other Expenses have been restated to reflect current fees.

(2)	This number represents the estimated combined total fees and operating expenses of the Acquired Funds owned by the Fund for the current fiscal year and are not a direct expense incurred by the Fund or deducted from the Fund’s assets.

(3)	The Fund’s adviser has contractually agreed to limit the Fund’s current operating expenses, effective September 29, 2025, through September 30, 2026, so that the Total Annual Operating Expenses After Fee Waiver and Reimbursement (excluding: (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) borrowing costs (such as interest and dividend expense on securities sold short); (v) taxes; and (vi) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the adviser)) will not exceed 0.92%, of average daily net assets (“Operating Expenses Limitation Agreement”). These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within the three years after the fees have been waived or reimbursed, if such recoupment can be achieved within the lesser of the foregoing expense limits or the expense limits in place at the time of recoupment. This Operating Expenses Limitation Agreement may be terminated only by the Board of Trustees on 60 days’ written notice to the Fund’s adviser, Kurv Investment Management LLC. The Fund’s prior expense cap of 0.79% of average daily net assets expired on July 31, 2025, and was not renewed.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in mutual funds and other exchange traded funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (including the effect of the Operating Expenses Limitation Agreement through September 30, 2026). The figures shown would be the same whether or not you sold your Shares at the end of each period.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
1 Year	3 Years	5 Years	10 Years
$101	$343	$604	$1,350

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period ended May 31, 2025, the Fund’s portfolio turnover rate was 26% of the average value of the portfolio.

Portfolio Turnover, Rate	26.00%